Segments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Schedule of ING Group total
The following table specifies the segments by line of business and main sources of income of each of the segments:

Specification of the main sources of income of each of the segments by line of business
Segments by line of business	Main source of income
Retail Netherlands	Income from retail and private banking activities in the Netherlands, including the Business Banking segments. The main products offered are current and savings accounts, investment products, business lending, mortgages and consumer lending.
Retail Belgium	Income from retail and private banking activities in Belgium and Luxembourg, including the Business Banking segments. The main products offered are similar to those in the Netherlands.
Retail Germany	Income from retail and private banking activities in Germany, including the Business Banking segments. The main products offered are similar to those in the Netherlands.
Retail Other	Income from retail banking activities in the rest of the world, including the Business Banking segments in specific geographies. The main products offered are similar to those in the Netherlands.
Wholesale Banking	Income from wholesale banking activities. The main products are: lending, payments & cash management, working capital solutions, trade finance, financial markets, corporate finance and treasury.

Specification of geographical split of the segments
Geographical split of the segments	Main countries
The Netherlands
Belgium	Including Luxembourg
Germany
Other Challengers	Australia, Italy, Spain and Portugal
Growth Markets	Poland, Romania and Türkiye
Wholesale Banking Rest of World	UK, Ireland & Middle East, Americas, Asia and other countries in Europe
Other	Corporate Line

ING Group Total
	1 January to 30 June			1 January to 30 June
in EUR million	2024			2023
	ING Bank	Other	Total ING Group	ING Bank	Other	Total ING Group
Income
– Net interest income	7,508	147	7,655	8,021	52	8,073
– Net fee and commission income	1,995	3	1,998	1,807		1,807
– Total investment and other income	1,647		1,647	1,440	5	1,445
Total income	11,149	150	11,300	11,268	58	11,325

Expenditure
– Operating expenses	5,874	6	5,880	5,692	4	5,696
– Addition to loan loss provisions	559		559	250		250
Total expenses	6,433	6	6,439	5,942	4	5,946

Result before taxation	4,716	144	4,861	5,326	53	5,379
Taxation	1,347	38	1,385	1,519	14	1,533
Non-controlling interests	118		118	100		100
Net result IFRS-EU	3,251	107	3,358	3,707	39	3,746
Reversal of the IFRS-EU 'IAS 39 carve out' impact	1,099		1,099	-540		-540
Net result IFRS-IASB	4,350	107	4,456	3,166	39	3,206

Summary of reconciliation between IFRS and underlying income, expenses and net result

Reconciliation between IFRS-IASB and IFRS-EU income, expense and net result
	1 January to 30 June					1 January to 30 June
in EUR million	2024					2023
	Income	Expenses	Taxation	Non-controlling interests	Net result [1]	Income	Expenses	Taxation	Non-controlling interests	Net result[1]
Net result IFRS-IASB attributable to equity holder of the parent	12,812	6,439	1,798	118	4,456	10,555	5,946	1,303	100	3,206

IFRS-EU 'IAS 39 carve out' impact [2]	-1,512		-414		-1,099	770		230		540
Result IFRS-EU [3]	11,300	6,439	1,385	118	3,358	11,325	5,946	1,533	100	3,746
1Net result, after tax and non-controlling interests.
2ING prepares its results filed with SEC in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the IFRS-EU 'carve-out' version of IAS 39. For the IFRS-EU result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
3IFRS-EU figures include the impact of applying the IFRS-EU 'IAS 39 carve-out'.

Summary of segments banking by line of business

Segments by line of business
	1 January to 30 June							1 January to 30 June
in EUR million	2024							2023
	Retail Netherlands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total	Retail Netherlands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total
Income
– Net interest income	1,534	1,052	1,337	1,884	1,737	111	7,655	1,650	1,010	1,401	1,668	2,076	269	8,073
– Net fee and commission income	513	306	212	293	676	-3	1,998	471	240	180	253	669	-6	1,807
– Total investment and other income	376	43	-51	120	1,166	-8	1,647	410	80	-37	154	892	-54	1,445
Total income	2,423	1,402	1,498	2,297	3,580	99	11,300	2,530	1,330	1,543	2,075	3,637	210	11,325

Expenditure
– Operating expenses	1,023	980	628	1,388	1,662	199	5,880	1,053	959	605	1,215	1,630	233	5,696
– Addition to loan loss provisions	-43	65	65	176	295		559	42	91	49	174	-105		250
Total expenses	980	1,045	693	1,564	1,957	199	6,439	1,095	1,050	654	1,389	1,525	233	5,946

Result before taxation	1,443	357	805	733	1,623	-100	4,861	1,435	280	889	686	2,112	-23	5,379
Taxation	371	109	265	173	406	61	1,385	372	95	289	176	495	107	1,533
Non-controlling interests	0	0	1	96	22	0	118	0	0	0	72	28	0	100
Net result IFRS-EU	1,072	248	540	465	1,194	-161	3,358	1,063	185	601	438	1,589	-130	3,746
Reversal of the IFRS-EU 'IAS 39 carve out' impact					1,099		1,099					-540		-540
Net result IFRS-IASB	1,072	248	540	465	2,293	-161	4,456	1,063	185	601	438	1,049	-130	3,206

Summary of geographical segments banking

Geographical split of the segments
	1 January to 30 June								1 January to 30 June
in EUR million	2024								2023
	Nether-lands	Belgium	Germany	Other Challengers	Growth markets	Wholesale Banking Rest of World	Other	Total	Nether-lands	Belgium	Germany	Other Challengers	Growth markets	Wholesale Banking Rest of World	Other	Total
Income
– Net interest income	1,572	1,327	1,609	1,085	1,168	785	109	7,655	2,077	1,343	1,667	1,061	922	734	268	8,073
– Net fee and commission income	649	441	236	166	212	297	-3	1,998	617	364	206	151	185	289	-6	1,807
– Total investment and other income	877	49	-46	14	199	556	-3	1,647	664	105	-40	16	273	479	-51	1,445
Total income	3,099	1,817	1,799	1,265	1,579	1,637	103	11,300	3,359	1,813	1,832	1,228	1,380	1,502	211	11,325

Expenditure
– Operating expenses	1,423	1,155	732	723	869	778	200	5,880	1,502	1,134	702	658	722	743	234	5,696
– Addition to loan loss provisions	-25	55	83	85	130	231		559	-21	91	-39	98	111	11		250
Total expenses	1,398	1,210	815	809	998	1,009	200	6,439	1,481	1,225	662	755	834	755	234	5,946

Result before taxation	1,701	608	984	456	581	628	-97	4,861	1,878	588	1,170	472	546	748	-23	5,379
Retail Banking	1,443	357	805	282	451			3,338	1,435	280	889	334	351			3,290
Wholesale Banking	258	251	179	174	130	628	3	1,623	442	308	280	138	195	748	1	2,112
Corporate Line							-100	-100							-23	-23
Result before taxation	1,701	608	984	456	581	628	-97	4,861	1,878	588	1,170	472	546	748	-23	5,379
Taxation	451	180	321	141	109	132	52	1,385	453	179	381	123	115	188	94	1,533
Non-controlling interests			1		118			118					100			100
Net result IFRS-EU	1,250	428	663	315	354	497	-149	3,358	1,425	408	789	350	331	560	-117	3,746
Reversal of the IFRS-EU 'IAS 39 carve out' impact	479	337	289	4		-11		1,099	-65	-113	-350	-2		-12		-540
Net result IFRS-IASB	1,730	764	952	320	354	486	-149	4,456	1,360	296	439	348	331	548	-117	3,206